Loans and Allowance for Loan Losses, Past Due (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		$ 22,272	$ 27,065
Current		3,614,135	3,403,521
Total loans		3,636,407	3,430,586
Loans that are 90 days past due and still accruing interest		$ 0	$ 0
Number of days past due		90 days	90 days
New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		$ 20,557	$ 23,588
Current		2,775,436	2,668,747
Total loans	[1]	2,795,993	2,692,335
Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		1,715	3,477
Current		838,699	734,774
Total loans		840,414	738,251
30 to 59 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		6,673	9,189
30 to 59 Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		6,393	7,198
30 to 59 Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		280	1,991
60 to 89 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		1,514	3,188
60 to 89 Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		1,509	3,113
60 to 89 Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		5	75
90+ Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		14,085	14,688
90+ Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		12,655	13,277
90+ Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		1,430	1,411
Commercial [Member]
Aging of the recorded investment in past due loans [Abstract]
Total loans		186,207	191,194
Commercial [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Total loans		172,974	178,905
Commercial [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Total loans		13,233	12,289
Commercial [Member] | Commercial Real Estate [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		1,689	1,799
Current		160,203	161,810
Total loans		161,892	163,609
Commercial [Member] | Commercial Real Estate [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		1,689	1,799
Current		147,679	149,567
Total loans	[1]	149,368	151,366
Commercial [Member] | Commercial Real Estate [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		0	0
Current		12,524	12,243
Total loans		12,524	12,243
Commercial [Member] | Commercial Real Estate [Member] | 30 to 59 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		183	50
Commercial [Member] | Commercial Real Estate [Member] | 30 to 59 Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		183	50
Commercial [Member] | Commercial Real Estate [Member] | 30 to 59 Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		0	0
Commercial [Member] | Commercial Real Estate [Member] | 60 to 89 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		174	43
Commercial [Member] | Commercial Real Estate [Member] | 60 to 89 Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		174	43
Commercial [Member] | Commercial Real Estate [Member] | 60 to 89 Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		0	0
Commercial [Member] | Commercial Real Estate [Member] | 90+ Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		1,332	1,706
Commercial [Member] | Commercial Real Estate [Member] | 90+ Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		1,332	1,706
Commercial [Member] | Commercial Real Estate [Member] | 90+ Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		0	0
Commercial [Member] | Other [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		100	0
Current		24,215	27,585
Total loans		24,315	27,585
Commercial [Member] | Other [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		100	0
Current		23,506	27,539
Total loans	[1]	23,606	27,539
Commercial [Member] | Other [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		0	0
Current		709	46
Total loans		709	46
Commercial [Member] | Other [Member] | 30 to 59 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		0	0
Commercial [Member] | Other [Member] | 30 to 59 Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		0	0
Commercial [Member] | Other [Member] | 30 to 59 Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		0	0
Commercial [Member] | Other [Member] | 60 to 89 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		0	0
Commercial [Member] | Other [Member] | 60 to 89 Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		0	0
Commercial [Member] | Other [Member] | 60 to 89 Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		0	0
Commercial [Member] | Other [Member] | 90+ Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		100	0
Commercial [Member] | Other [Member] | 90+ Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		100	0
Commercial [Member] | Other [Member] | 90+ Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		0	0
Real Estate Mortgage - 1 to 4 Family [Member]
Aging of the recorded investment in past due loans [Abstract]
Total loans		3,441,437	3,230,574
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		17,664	22,212
Current		3,034,413	2,801,875
Total loans		3,052,077	2,824,087
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		15,983	18,946
Current		2,270,165	2,139,958
Total loans	[1]	2,286,148	2,158,904
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		1,681	3,266
Current		764,248	661,917
Total loans		765,929	665,183
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 30 to 59 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		5,946	8,321
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 30 to 59 Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		5,669	6,379
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 30 to 59 Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		277	1,942
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 60 to 89 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		1,300	2,993
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 60 to 89 Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		1,300	2,924
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 60 to 89 Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		0	69
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 90+ Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		10,418	10,898
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 90+ Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		9,014	9,643
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 90+ Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		1,404	1,255
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		51	146
Current		80,393	71,500
Total loans		80,444	71,646
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		51	127
Current		66,404	60,765
Total loans	[1]	66,455	60,892
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		0	19
Current		13,989	10,735
Total loans		13,989	10,754
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 30 to 59 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		6	69
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 30 to 59 Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		6	50
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 30 to 59 Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		0	19
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 60 to 89 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		0	3
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 60 to 89 Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		0	3
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 60 to 89 Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		0	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 90+ Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		45	74
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 90+ Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		45	74
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 90+ Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		0	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		2,646	2,791
Current		306,270	332,050
Total loans		308,916	334,841
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		2,646	2,635
Current		260,629	283,951
Total loans	[1]	263,275	286,586
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		0	156
Current		45,641	48,099
Total loans		45,641	48,255
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 30 to 59 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		489	685
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 30 to 59 Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		489	685
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 30 to 59 Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		0	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 60 to 89 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		18	111
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 60 to 89 Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		18	111
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 60 to 89 Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		0	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 90+ Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		2,139	1,995
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 90+ Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		2,139	1,839
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 90+ Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		0	156
Installment [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		122	117
Current		8,641	8,701
Total loans		8,763	8,818
Installment [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		88	81
Current		7,053	6,967
Total loans	[1]	7,141	7,048
Installment [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		34	36
Current		1,588	1,734
Total loans		1,622	1,770
Installment [Member] | 30 to 59 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		49	64
Installment [Member] | 30 to 59 Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		46	34
Installment [Member] | 30 to 59 Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		3	30
Installment [Member] | 60 to 89 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		22	38
Installment [Member] | 60 to 89 Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		17	32
Installment [Member] | 60 to 89 Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		5	6
Installment [Member] | 90+ Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		51	15
Installment [Member] | 90+ Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		25	15
Installment [Member] | 90+ Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		$ 26	$ 0

[1]	Includes New York, New Jersey, Vermont, and Massachusetts.